Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 331,000	$ 1,887,000	$ 4,301,000
Restricted cash	253,000	55,000
Prepaid expenses and other current assets	1,960,000	10,000	34,000
Total current assets	2,544,000	1,952,000	4,335,000
Property and equipment, net	5,000	10,000	13,000
Right of use asset, net	687,000
Other assets	18,000	18,000	18,000
Restricted cash			55,000
Total assets	3,254,000	1,980,000	4,421,000
Current liabilities
Accounts payable	2,659,000	491,000	703,000
Accrued liabilities	2,173,000	857,000	1,158,000
Current portion of operating lease liability	224,000
Convertible promissory notes - related party	6,348,000	4,500,000
Term loan, net of discount	2,393,000	3,812,000	1,711,000
Total current liabilities	13,797,000	9,660,000	3,572,000
Term loan, net of current portion and discount			2,951,000
Operating lease liability, net of current portion	519,000
Warrant liability		140,000	42,000
Commitments and contingencies (Note 12)
Stockholders' deficit
Common stock, $0.001 par value; 95,000,000 shares authorized, 5,807,877 shares issued and outstanding at September 30, 2019 (unaudited) 5,313,200 shares authorized, 701,808 shares issued and outstanding at December 31, 2018	6,000	1,000	20,000
Additional paid-in capital	35,244,000	747,000	419,000
Accumulated deficit	(46,312,000)	(37,279,000)	(31,294,000)
Total stockholders' deficit	(11,062,000)	(36,531,000)	(30,855,000)
Total liabilities, redeemable convertible preferred stock and stockholders' deficit	$ 3,254,000	1,980,000	4,421,000
Series A Redeemable Convertible Preferred Stock Without Giving Effect To The Reverse Stock Split [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock		12,814,000	12,814,000
Series B Redeemable Convertible Preferred Stock Without Giving Effect To The Reverse Stock Split [Member]
Redeemable convertible preferred stock:
Redeemable convertible preferred stock		$ 15,897,000	$ 15,897,000